Distribution Date:	12/12/25	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	12/08/25
Next Distribution Date:	01/12/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank Trust Company, National Association

Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
		Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	24-26	Representative
Interest Shortfall Detail - Collateral Level	27		-

Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	49,831,031.50	25,803.78	277,666.55	0.00	0.00	303,470.33	49,805,227.72	77.69%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00	42.19%	17.00%
C	12591KAK1	4.805098%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00	20.08%	12.88%
D	12624SAE9	4.805098%	64,319,000.00	44,923,602.32	0.00	0.00	0.00	90,365.02	0.00	44,833,237.30	0.00%	7.50%
E*	12624SAG4	4.805098%	23,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	223,392,633.82	25,803.78	277,666.55	0.00	90,365.02	303,470.33	223,276,465.02

X-A	12591KAF2	0.505098%	913,924,000.00	49,831,031.50	0.00	20,974.65	0.00	0.00	20,974.65	49,805,227.72
X-B	12624SAA7	0.019686%	192,957,000.00	173,561,602.32	0.00	2,847.27	0.00	0.00	2,847.27	173,471,237.30
X-C	12624SAC3	4.805098%	89,747,377.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,196,628,377.00	223,392,633.82	0.00	23,821.92	0.00	0.00	23,821.92	223,276,465.02

Deal Distribution Total					25,803.78	301,488.47	0.00	90,365.02	327,292.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591KAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591KAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591KAG0	653.22188504	0.33825496	3.63985777	(1.29914597)	0.00000000	0.00000000	0.00000000	3.97811274	652.88363007
B	12591KAH8	1,000.00000000	0.00000000	0.00000000	3.96833331	97.34507398	0.00000000	0.00000000	0.00000000	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	0.00000000	4.00424870	122.91162780	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12624SAE9	698.44994978	0.00000000	0.00000000	2.79676736	183.08965360	0.00000000	1.40495064	0.00000000	697.04499914
E	12624SAG4	0.00000000	0.00000000	0.00000000	0.00000000	234.06613530	0.00000000	0.00000000	0.00000000	0.00000000
F	12624SAJ8	0.00000000	0.00000000	0.00000000	0.00000000	123.72334204	0.00000000	0.00000000	0.00000000	0.00000000
G	12624SAL3	0.00000000	0.00000000	0.00000000	0.00000000	160.57976766	0.00000000	0.00000000	0.00000000	0.00000000
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	54.52426186	0.00000000	0.02295010	0.00000000	0.00000000	0.00000000	0.00000000	0.02295010	54.49602781
X-B	12624SAA7	899.48331659	0.00000000	0.01475598	0.00000000	0.00000000	0.00000000	0.00000000	0.01475598	899.01499971
X-C	12624SAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	11/01/25 - 11/30/25	30	99,105.35	178,561.20	0.00	178,561.20	(99,105.35)	0.00	0.00	277,666.55	0.00
B	11/01/25 - 11/30/25	30	7,402,627.87	314,597.56	0.00	314,597.56	314,597.56	0.00	0.00	0.00	7,717,225.43
C	11/01/25 - 11/30/25	30	5,869,387.14	197,653.72	0.00	197,653.72	197,653.72	0.00	0.00	0.00	6,067,040.86
D	11/01/25 - 11/30/25	30	11,596,258.15	179,885.28	0.00	179,885.28	179,885.28	0.00	0.00	0.00	11,776,143.43
E	N/A	N/A	5,601,670.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,601,670.75
F	N/A	N/A	2,035,743.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,035,743.87
G	N/A	N/A	7,926,438.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,926,438.45
X-A	11/01/25 - 11/30/25	30	0.00	20,974.65	0.00	20,974.65	0.00	0.00	0.00	20,974.65	0.00
X-B	11/01/25 - 11/30/25	30	0.00	2,847.27	0.00	2,847.27	0.00	0.00	0.00	2,847.27	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			40,531,231.58	894,519.68	0.00	894,519.68	593,031.21	0.00	0.00	301,488.47	41,124,262.79

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	49,831,031.50	25,803.78	277,666.55	0.00	0.00	303,470.33	49,805,227.72
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	4.805098%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	178,469,031.50	25,803.78	277,666.55	0.00	0.00	303,470.33	178,443,227.72

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	327,292.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	882,259.43	Master Servicing Fee	2,409.60
Interest Reductions due to Nonrecoverability Determination	(658,493.94)	Certificate Administrator Fee	609.41
Interest Adjustments	0.00	Trustee Fee	75.73
Deferred Interest	27,168.86	CREFC® Intellectual Property Royalty License Fee	90.15
ARD Interest	0.00	Operating Advisor Fee	484.93
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,669.82
Total Interest Collected	250,934.35

Principal		Expenses/Reimbursements
Scheduled Principal	116,168.80	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	32,099.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	860.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	3,181.71
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	116,168.80	Total Expenses/Reimbursements	36,141.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	301,488.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	25,803.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	327,292.25
Total Funds Collected	367,103.15	Total Funds Distributed	367,103.15

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	216,358,687.91	216,358,687.91	Beginning Certificate Balance	223,392,633.82
(-) Scheduled Principal Collections	116,168.80	116,168.80	(-) Principal Distributions	25,803.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	90,365.02
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,181.71
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	87,183.31
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	216,242,519.11	216,242,519.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	217,857,065.55	217,857,065.55	Ending Certificate Balance	223,276,465.02
Ending Actual Collateral Balance	217,710,945.14	217,710,945.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	7,033,945.91
Beginning Cumulative Advances	26,101,734.90	7,033,945.91	UC / (OC) Change	0.00
Current Period Advances	3,181.71	0.00	Ending UC / (OC)	7,033,945.91
Ending Cumulative Advances	26,104,916.61	7,033,945.91	Net WAC Rate	4.81%
			UC / (OC) Interest	28,165.67
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or Less	1	1,398,048.26	0.65%	(27)	5.0800	1.075700	1.39 or less	4	197,748,241.54	91.45%	(26)	4.8427	0.228166
10,000,000 to 24,999,999	2	29,443,001.73	13.62%	(25)	5.7381	1.350701	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 59,999,999	1	51,216,790.07	23.68%	(29)	3.9000	1.255800	1.55 to 1.64	0	0.00	0.00%	0	0.0000	0.000000
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 or Greater	1	134,184,679.05	62.05%	(25)	5.0860	(0.132800)	1.75 to 1.84	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	1	18,494,277.57	8.55%	(25)	5.4410	2.306200
							Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	51,216,790.07	23.68%	(29)	3.9000	1.255800
							Lodging	1	18,494,277.57	8.55%	(25)	5.4410	2.306200
Illinois	1	134,184,679.05	62.05%	(25)	5.0860	(0.132800)
							Office	1	134,184,679.05	62.05%	(25)	5.0860	(0.132800)
Maryland	1	1,398,048.26	0.65%	(27)	5.0800	1.075700
							Retail	3	63,563,562.49	29.39%	(28)	4.3290	0.990176
New York	1	18,494,277.57	8.55%	(25)	5.4410	2.306200
							Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
West Virginia	1	10,948,724.16	5.06%	(26)	6.2400	(0.263300)

Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	1	51,216,790.07	23.68%	(29)	3.9000	1.255800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	2	135,582,727.31	62.70%	(25)	5.0859	(0.120339)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	2	29,443,001.73	13.62%	(25)	5.7381	1.350701	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891	49 months or greater	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
								Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	216,242,519.11	100.00%	(26)	4.8938	0.405891	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
	Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891	Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	197,748,241.54	91.45%	(26)	4.8427	0.228166			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	18,494,277.57	8.55%	(25)	5.4410	2.306200
	Totals	5	216,242,519.11	100.00%	(26)	4.8938	0.405891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	0.00	0.00	0.00	N/A	11/06/23	--	134,184,679.05	134,184,679.05	03/06/23
4	300981004	RT	Savannah	GA	Actual/360	3.900%	166,832.12	116,168.80	0.00	N/A	07/01/23	07/01/26	51,332,958.87	51,216,790.07	12/01/25
15	300981015	LO	New York	NY	Actual/360	5.441%	0.00	0.00	0.00	N/A	11/06/23	--	18,494,277.57	18,494,277.57	11/06/21
23	300981023	RT	Elkview	WV	Actual/360	6.240%	56,933.37	0.00	0.00	N/A	10/06/23	09/24/30	10,948,724.16	10,948,724.16	11/10/25
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	0.00	0.00	0.00	N/A	09/06/23	--	1,398,048.26	1,398,048.26	11/06/24
Totals							223,765.49	116,168.80	0.00				216,358,687.91	216,242,519.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,910,188.00	(2,333,800.00)	07/01/24	06/30/25	12/08/25	124,580,586.60	2,739,681.23	0.00	0.00	13,599,400.45	1,600.00
4	0.00	5,753,235.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	12/08/25	6,459,906.00	311,294.65	0.00	0.00	1,136,865.70	1,581.71
23	1,161,929.40	(85,142.86)	01/01/25	06/30/25	--	0.00	131,385.52	56,020.98	56,020.98	0.00	0.00
62	39,612.00	157,343.00	01/01/25	09/30/25	12/08/25	424,592.39	10,674.97	(120.93)	42,167.19	0.00	0.00
Totals	15,844,425.40	7,154,114.86				131,465,084.99	3,193,036.37	55,900.05	98,188.17	14,736,266.15	3,181.71

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.893849%	4.623623%	(26)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.893315%	4.623213%	(25)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.892810%	4.622825%	(24)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.892280%	4.562905%	(23)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.891779%	4.562424%	(22)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.891280%	4.561944%	(21)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	1	5,179,530.51	4.890757%	4.561443%	(20)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.895864%	4.565923%	(19)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.895355%	4.565435%	(18)
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.894874%	4.564973%	(17)
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,398,048.26	0	0.00	0	0.00	0	0.00	4.894319%	4.564440%	(16)
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	2	1,408,140.07	0	0.00	0	0.00	1	0.00	4.893850%	4.563990%	(15)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	03/06/23	32	5	0.00	0.00	13,601,715.45	134,874,029.40	11/02/21	6
15	300981015	11/06/21	48	5	0.00	0.00	1,171,763.89	19,243,008.80	04/01/21	2
23	300981023	11/10/25	0	A	56,020.98	56,020.98	0.00	10,948,724.16
62	300981062	11/06/24	12	5	(120.93)	42,167.19	0.00	1,428,392.71	08/10/23	7			09/16/24
Totals					55,900.05	98,188.17	14,773,479.34	166,494,155.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		154,077,005	0	152,678,957		1,398,048
0 - 6 Months		0	0		0	0
7 - 12 Months		51,216,790	51,216,790		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		10,948,724	10,948,724		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	216,242,519	62,165,514	0	0	152,678,957	1,398,048
Nov-25	216,358,688	62,281,683	0	0	152,678,957	1,398,048
Oct-25	216,468,925	62,391,921	0	0	152,678,957	1,398,048
Sep-25	216,584,361	62,507,356	0	0	152,678,957	1,398,048
Aug-25	216,693,843	62,616,838	0	0	152,678,957	1,398,048
Jul-25	216,802,959	62,725,954	0	0	152,678,957	1,398,048
Jun-25	216,917,312	10,948,724	0	0	204,570,540	1,398,048
May-25	222,262,463	10,948,724	0	0	209,915,691	1,398,048
Apr-25	222,376,095	10,948,724	0	0	210,029,323	1,398,048
Mar-25	222,483,720	10,948,724	0	0	210,136,947	1,398,048
Feb-25	222,607,940	10,948,724	0	0	210,261,167	1,398,048
Jan-25	222,724,880	10,948,724	0	0	210,368,016	1,408,140
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	134,184,679.05	134,874,029.40	84,000,000.00	11/20/24	(2,419,514.00)	(0.13280)	06/30/25	11/06/23	214
15	300981015	18,494,277.57	19,243,008.80	19,000,000.00	07/10/23	3,434,532.00	2.30620	06/30/20	11/06/23	214
62	300981062	1,398,048.26	1,428,392.71	1,180,000.00	07/15/25	157,343.00	1.07570	09/30/25	09/06/23	212
Totals		154,077,004.88	155,545,430.91	104,180,000.00		1,172,361.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100156	OF	IL	11/02/21	6

Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago

CBD. The Property occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor that includes grade retail and a subterranean garage with 200 parking spots. As of 2Q 2025 Property is 53% occupied. Receiver has been appointed. Receiver has hired a broker to market the property for sale. Buyer has been identified and sales contract has been executed with a closing date in December 2025 or late January 2026. The Master Servicer has deemed the Loan as non-recoverable.

15	300981015	LO	NY	04/01/21	2

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York , NY. The file transferred SS on 4/1/2021 due to Delinquent Payments. Counsel has filed the foreclosure action. The courts have granted summary judgment. A referee has been appointed and has confirmed lender's payoff numbers.

Lender has filed motion to confirm referee report and final judgment which is pending. Lender will dual track foreclosure with workout discussions.

62	300981062	RT	MD	08/10/23	7

Title Date: 9/9/2024 Property Description: Leasehold interest to a 12,547 SF retail property (dark Walgreens drug store) located at 585 Marketplace Drive in Bel Air, Maryland. The improvements were constructed in 2009 and are situated on a

0.92-acr e site. Leasing Summary: Walgreens leases the property through 2069 however they vacated the property in 2015 and their first termination option will be in March of 2034. The property is subject to a ground lease which is contemporaneous to the Walgreens Operating Lease; therefore, the leasehold interest will also likely terminate in March 2034. Marketing Summary: The leasehold interest has been listed for sale and will be in an auction on TenX on November

12th, 2025 and is now under contract with a closing date of 12/15/25. Walgreens has a Right of First Refusal and they need to notify us by 12/12/2025 if they intend to exercise their right to purchase the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
23	300981023	0.00	6.34000%	0.00	6.34000%	9	09/29/22	09/29/22	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	300981008	01/10/25	35,492,092.21	0.00	9,990.00	9,990.00	9,990.00	0.00	35,492,092.21	0.00	(7,836.00)	35,499,928.21	89.87%
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	169,203.57	11,699,956.11	49.57%
17	300981017	03/12/24	14,562,917.70	30,800,000.00	15,159,890.13	324,841.84	15,159,890.13	14,835,048.29	0.00	0.00	0.00	0.00	0.00%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,795.07	5,553,439.46	31.28%
20	656100149	05/10/24	14,354,805.01	3,400,000.00	3,215,627.07	1,379,489.80	2,255,015.12	875,525.32	13,479,279.69	0.00	(44,773.98)	13,524,053.67	81.96%
21	300981021	07/12/22	12,765,316.11	10,200,000.00	10,250,019.36	5,178,976.53	9,826,469.39	4,647,492.86	8,117,823.25	0.00	162,400.29	7,955,422.96	51.42%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	158,839.22	3,864,885.92	52.51%
45	300981045	06/12/25	5,236,783.53	6,600,000.00	6,517,304.78	950,177.98	6,517,304.78	5,567,126.80	0.00	0.00	0.00	0.00	0.00%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,767.06	2,034,363.28	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			129,198,798.74	79,850,000.00	73,600,552.43	21,991,957.01	70,189,372.89	48,197,415.88	81,603,856.72	0.00	498,938.49	81,104,918.23

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	87,183.31	0.00	0.00	0.00	0.00	87,183.31	0.00	0.00	1,176,561.04
		11/13/25	87,188.52	0.00	0.00	0.00	0.00	87,188.52	0.00	0.00
		10/10/25	84,427.53	0.00	0.00	0.00	0.00	84,427.53	0.00	0.00
		09/12/25	152,256.92	0.00	0.00	0.00	0.00	152,256.92	0.00	0.00
		07/11/25	107,170.86	0.00	0.00	0.00	0.00	107,170.86	0.00	0.00
		05/12/25	85,989.54	0.00	0.00	0.00	0.00	85,989.54	0.00	0.00
		02/12/25	40,242.32	0.00	0.00	0.00	0.00	40,242.32	0.00	0.00
		01/10/25	100,902.92	0.00	0.00	0.00	0.00	100,902.92	0.00	0.00
		10/11/24	30,956.96	0.00	0.00	0.00	0.00	30,956.96	0.00	0.00
		08/12/24	114,512.08	0.00	0.00	0.00	0.00	114,512.08	0.00	0.00
		04/12/24	91,966.66	0.00	0.00	0.00	0.00	91,966.66	0.00	0.00
		03/12/24	189,406.38	0.00	0.00	0.00	0.00	189,406.38	0.00	0.00
		12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00
8	300981008	09/12/25	0.00	0.00	35,499,928.21	0.00	0.00	92.50	0.00	0.00	35,492,184.71
		07/11/25	0.00	0.00	35,499,835.71	0.00	277.50	0.00	0.00	0.00
		05/12/25	0.00	0.00	35,499,558.21	0.00	7,466.00	0.00	0.00	0.00
		01/10/25	0.00	0.00	35,492,092.21	0.00	0.00	35,492,092.21	0.00	0.00
13	300981013	03/12/24	0.00	0.00	11,699,956.11	0.00	0.00	(3,953.07)	0.00	0.00	11,699,956.11
		12/12/22	0.00	0.00	11,703,909.18	0.00	0.00	(55,587.84)	0.00	0.00
		09/12/22	0.00	0.00	11,759,497.02	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	11,759,456.32	0.00	0.00	115.50	0.00	0.00
		05/12/22	0.00	0.00	11,759,340.82	0.00	0.00	(109,818.86)	0.00	0.00
		12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00
17	300981017	03/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	300981018	05/12/22	0.00	0.00	5,553,639.46	0.00	0.00	29.46	0.00	0.00	5,553,639.46
		08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	300981018	07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
20	656100149	09/12/25	0.00	0.00	13,524,053.67	0.00	0.00	(45,587.25)	0.00	0.00	12,901,970.05
		10/11/24	0.00	0.00	13,569,640.92	0.00	0.00	90,361.23	0.00	0.00
		05/10/24	0.00	0.00	13,479,279.69	0.00	0.00	13,479,279.69	0.00	(622,083.62)
21	300981021	11/10/23	0.00	0.00	7,955,422.96	0.00	0.00	(866.97)	0.00	0.00	7,955,383.27
		10/13/23	0.00	0.00	7,956,289.93	0.00	0.00	415.56	0.00	0.00
		06/12/23	0.00	0.00	7,955,874.37	0.00	0.00	(21,094.28)	0.00	0.00
		01/12/23	0.00	0.00	7,976,928.96	0.00	0.00	210.00	0.00	0.00
		12/12/22	0.00	0.00	7,976,718.96	0.00	0.00	722.78	0.00	0.00
		11/14/22	0.00	0.00	7,975,996.18	0.00	0.00	(142,040.57)	0.00	0.00
		08/12/22	0.00	0.00	8,118,036.75	0.00	0.00	213.50	0.00	0.00
		07/12/22	0.00	0.00	8,117,823.25	0.00	0.00	8,117,823.25	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
45	300981045	06/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(485,490.77)	(485,490.77)
47	300981047	05/12/22	0.00	0.00	2,034,363.28	0.00	0.00	32.02	0.00	0.00	1,958,059.80

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	300981047	08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			87,183.31	0.00	0.00	0.00	0.00	87,183.31	0.00	0.00	87,183.31
Cumulative Totals			1,172,204.00	0.00	81,105,118.23	(4,357.04)	7,743.50	82,273,896.08	0.00	(1,202,938.19)	81,070,957.89

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	27,955.14	0.00	0.00	0.00	0.00	568,719.40	0.00	0.00	0.00	0.00
15	0.00	0.00	3,852.97	0.00	0.00	0.00	0.00	83,856.14	0.00	0.00	0.00	0.00
23	0.00	(27,168.86)	0.00	0.00	860.00	0.00	0.00	0.00	0.00	0.00	0.00	912.39
62	0.00	0.00	291.26	0.00	0.00	0.00	0.00	5,918.40	0.00	0.00	0.00	0.00
Total	0.00	(27,168.86)	32,099.37	0.00	860.00	0.00	0.00	658,493.94	0.00	0.00	0.00	912.39
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		665,196.84

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Disclosable Special Servicer Fees
Loan ID 656100156 SS Fee 52,182.93 Loan ID 300981015 SS Fee 3,852.97 Loan ID 300981023 SS Fee 860.00 Loan ID 300981062 SS Fee 291.26

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28